Prepayments	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Prepayments [Abstract]
PREPAYMENTS

8.      PREPAYMENTS

	December 31, 2022	June 30, 2022
	US$	US$
Prepayments for
– purchase of inventories	898,224	2,478,192
– advertising expenses (Note (i))	2,264,715	2,770,607
– warehouse lease (Note (ii))	1,014,905	1,492,961
– others	300,435	349,885
	4,478,279	7,091,645

____________

Notes:

(i)      The Group had entered into contracts with independent advertising companies for advertising campaigns to be launched during the contract period. As at December 31, 2022 and June 30, 2022, the Group had prepaid advertising expenses of US$2,264,715 and US$2,770,607, respectively. These contracts are to be expired within 1 year from the balance sheet date.

(ii)     As at June 30, 2022, the Group had prepaid RMB10,000,000 to an independent third party for a potential lease of a warehouse in the PRC. During the six months ended December 31, 2022, RMB3,000,000 was repaid by the third party. Subsequent to the period end date in March 2023, the Group entered into an agreement with the independent third party for the lease of the warehouse for a term of 10 years. The prepayment will be fully utilised throughout the lease term.

8.      PREPAYMENTS

	June30, 2022	June30, 2021
	US$	US$
Prepayments for
– purchase of inventories	2,478,192	1,835,126
– advertising expenses (Note (i))	2,770,607	1,958,275
– warehouse lease (Note (ii))	1,492,961	—
– others	349,885	514,451
	7,091,645	4,307,852

____________

Notes:

(i)      The Group had entered into contracts with independent advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2022 and 2021, the Group had prepaid advertising expenses of US$2,770,607 and US$1,958,275, respectively. These contracts are to be expired within 1 year from the balance sheet date.

(ii)     As at June 30, 2022, the Group had prepaid US$1,492,961 to an independent third party for a potential lease of a warehouse in the PRC. Subsequent to the period end date in March 2023, the Group entered into an agreement with the independent third party for the lease of the warehouse for a term of 10 years. The prepayment will be fully utilised throughout the lease term.